Consolidated shareholders’ equity - Summary of Expenses (Details) - Employees share ownership plan - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Expense recognized	€ 39	€ 51	€ 52
Expense recognized of which employers' contribution	€ 11	€ 11	€ 11